UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2017 (Unaudited)

Common Stocks - 97.3%	Shares	Value ($)
Automobiles & Components - 1.1%
Ford Motor	1,126,696	13,114,741
Banks - 7.6%
JPMorgan Chase & Co.	353,782	31,076,211
PNC Financial Services Group	250,141	30,076,954
U.S. Bancorp	513,777	26,459,516
		87,612,681
Capital Goods - 8.4%
Eaton	204,489	15,162,859
Fortive	218,303	13,146,207
Honeywell International	198,363	24,769,588
Raytheon	132,165	20,155,163
United Technologies	206,102	23,126,705
		96,360,522
Consumer Services - 1.5%
Starbucks	295,229	17,238,421
Diversified Financials - 7.8%
Ameriprise Financial	231,014	29,957,896
CME Group	266,877	31,704,988
Synchrony Financial	819,882	28,121,953
		89,784,837
Energy - 7.5%
EOG Resources	303,316	29,588,476
Halliburton	565,933	27,849,563
Schlumberger	372,714	29,108,963
		86,547,002
Food & Staples Retailing - 3.9%
Costco Wholesale	166,372	27,898,921
Walgreens Boots Alliance	207,421	17,226,314
		45,125,235
Food, Beverage & Tobacco - 3.9%
Kellogg	176,743	12,833,309
Kraft Heinz	181,459	16,478,292
Molson Coors Brewing, Cl. B	158,828	15,201,428
		44,513,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.6%
Abbott Laboratories	488,118		21,677,320
Aetna	129,625		16,533,669
Boston Scientific	836,154	[a]	20,795,150
Danaher	235,977		20,183,113
UnitedHealth Group	188,847		30,972,797
			110,162,049
Materials - 5.4%
Dow Chemical	310,589		19,734,825
Nucor	182,491		10,898,363
Praxair	121,865		14,453,189
Vulcan Materials	140,609		16,940,572
			62,026,949
Media - 4.2%
CBS, Cl. B	296,484		20,564,130
Charter Communications, Cl. A	85,504	[a]	27,987,169
			48,551,299
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Celgene	204,570	[a]	25,454,645
Merck & Co.	410,171		26,062,265
Regeneron Pharmaceuticals	46,757	[a]	18,118,805
			69,635,715
Retailing - 6.5%
Amazon.com	38,086	[a]	33,764,762
Priceline Group	9,264	[a]	16,489,642
Ulta Beauty	87,001	[a]	24,815,295
			75,069,699
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom	104,843		22,956,423
Texas Instruments	278,409		22,428,629
			45,385,052
Software & Services - 14.8%
Alphabet, Cl. A	27,946	[a]	23,692,619
Alphabet, Cl. C	37,463	[a]	31,077,806
Facebook, Cl. A	235,493	[a]	33,451,781
Microsoft	628,794		41,412,373
Oracle	500,912		22,345,684
salesforce.com	219,927	[a]	18,141,778
			170,122,041
Technology Hardware & Equipment - 2.3%
Cisco Systems	802,509		27,124,804

Common Stocks - 97.3% (continued)	Shares	Value ($)
Transportation - 1.8%
Union Pacific	201,500	21,342,880
Utilities - 1.1%
NextEra Energy	97,368	12,499,130
Total Common Stocks (cost $873,271,668)		1,122,216,086
Other Investment - 3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $36,221,572)	36,221,572 [b]	36,221,572
Total Investments (cost $909,493,240)	100.5%	1,158,437,658
Liabilities, Less Cash and Receivables	(.5%)	(5,410,334)
Net Assets	100.0%	1,153,027,324

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	14.8
Health Care Equipment & Services	9.6
Capital Goods	8.4
Diversified Financials	7.8
Banks	7.6
Energy	7.5
Retailing	6.5
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Materials	5.4
Media	4.2
Semiconductors & Semiconductor Equipment	3.9
Food & Staples Retailing	3.9
Food, Beverage & Tobacco	3.9
Money Market Investment	3.2
Technology Hardware & Equipment	2.3
Transportation	1.8
Consumer Services	1.5
Automobiles & Components	1.1
Utilities	1.1
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,099,259,663	-	-	1,099,259,663
Equity Securities—
Foreign Common
Stocks†	22,956,423	-	-	22,956,423
Registered Investment
Companies	36,221,572	-	-	36,221,572

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2017, accumulated net unrealized appreciation on investments was $248,944,418, consisting of $253,826,864 gross unrealized appreciation and $4,882,446 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)